AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 99.6%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*	45,340	$6,457,323
Howmet Aerospace, Inc.*	223,854	7,192,429
		13,649,752
Banks — 0.4%
Western Alliance Bancorp	68,820	6,499,361
Beverages — 0.7%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	8,680	10,470,510
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.*	37,948	5,357,878
Apellis Pharmaceuticals, Inc.*(a)	74,700	3,205,377
Ascendis Pharma A/S (Denmark), ADR*	52,774	6,801,513
Exact Sciences Corp.*	54,230	7,146,430
Exelixis, Inc.*	141,685	3,200,664
Fate Therapeutics, Inc.*(a)	42,400	3,495,880
Iovance Biotherapeutics, Inc.*	97,280	3,079,885
Mirati Therapeutics, Inc.*	15,150	2,595,195
Sage Therapeutics, Inc.*(a)	44,580	3,336,813
Seagen, Inc.*	29,470	4,092,204
		42,311,839
Building Products — 2.5%
Advanced Drainage Systems, Inc.	48,510	5,015,449
AZEK Co., Inc. (The)*	69,039	2,903,090
Builders FirstSource, Inc.*(a)	247,592	11,480,841
Carrier Global Corp.	142,390	6,011,706
Lennox International, Inc.	22,865	7,124,505
Trex Co., Inc.*(a)	61,760	5,653,510
		38,189,101
Capital Markets — 4.1%
LPL Financial Holdings, Inc.	60,890	8,656,122
MarketAxess Holdings, Inc.	14,020	6,980,838
MSCI, Inc.	70,599	29,600,749
Nasdaq, Inc.	70,391	10,379,857
Tradeweb Markets, Inc. (Class A Stock)	85,512	6,327,888
		61,945,454
Chemicals — 1.4%
Scotts Miracle-Gro Co. (The)	87,654	21,472,600
Commercial Services & Supplies — 1.6%
Copart, Inc.*	136,698	14,846,770
Paysafe Ltd. (Bermuda)*	137,952	1,862,352
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	84,750	4,962,112
Waste Connections, Inc.	16,117	1,740,314
		23,411,548
Construction Materials — 0.9%
Vulcan Materials Co.	81,500	13,753,125
Containers & Packaging — 0.3%
Ball Corp.	57,183	4,845,687
	Shares	Value
Common Stocks (continued)
Distributors — 1.4%
Pool Corp.	63,058	$21,770,144
Diversified Consumer Services — 2.0%
Altimeter Growth Corp., UTS*(a)	141,011	1,723,154
Bright Horizons Family Solutions, Inc.*	163,142	27,970,696
		29,693,850
Diversified Financial Services — 0.3%
Altimeter Growth Corp. 2 (Class A Stock)*	129,357	1,342,726
Dragoneer Growth Opportunities Corp., UTS*	119,309	1,240,813
Dragoneer Growth Opportunities Corp. (Class A Stock)*	50,960	517,244
Dragoneer Growth Opportunities Corp. *	29,748	271,748
Reinvent Technology Partners, UTS*	81,155	869,170
		4,241,701
Electrical Equipment — 1.7%
AMETEK, Inc.	137,396	17,549,591
Generac Holdings, Inc.*	23,220	7,603,389
		25,152,980
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	68,600	4,525,542
Dolby Laboratories, Inc. (Class A Stock)	74,630	7,367,474
Keysight Technologies, Inc.*	49,210	7,056,714
Littelfuse, Inc.	25,517	6,747,715
Trimble, Inc.*	99,050	7,705,100
		33,402,545
Entertainment — 2.7%
Electronic Arts, Inc.	33,482	4,532,458
ROBLOX Corp. (Class A Stock)*(a)	37,644	2,440,461
Roku, Inc.*	24,760	8,066,065
Take-Two Interactive Software, Inc.*	131,926	23,311,324
Warner Music Group Corp. (Class A Stock)	68,911	2,365,715
		40,716,023
Equity Real Estate Investment Trusts (REITs) — 1.0%
CoreSite Realty Corp.	65,120	7,804,632
SBA Communications Corp.	23,710	6,580,711
		14,385,343
Food Products — 0.6%
Freshpet, Inc.*	55,420	8,801,250
Health Care Equipment & Supplies — 6.7%
Align Technology, Inc.*	33,055	17,900,274
DexCom, Inc.*	18,880	6,785,283
IDEXX Laboratories, Inc.*	13,026	6,373,752
Insulet Corp.*(a)	27,390	7,146,599
Masimo Corp.*	48,537	11,147,007
Novocure Ltd.*(a)	41,610	5,500,010
ResMed, Inc.	36,630	7,106,953
SmileDirectClub, Inc.*(a)	518,240	5,343,054
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
STERIS PLC	86,864	$16,545,855
West Pharmaceutical Services, Inc.	61,793	17,412,032
		101,260,819
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	57,700	6,812,639
Centene Corp.*	68,987	4,408,959
Encompass Health Corp.	69,180	5,665,842
Guardant Health, Inc.*	47,202	7,205,386
HealthEquity, Inc.*	27,683	1,882,444
Quest Diagnostics, Inc.	22,109	2,837,469
		28,812,739
Health Care Technology — 1.1%
Teladoc Health, Inc.*(a)	47,266	8,590,596
Veeva Systems, Inc. (Class A Stock)*	32,450	8,477,238
		17,067,834
Hotels, Restaurants & Leisure — 3.9%
Caesars Entertainment, Inc.*	62,906	5,501,130
Chipotle Mexican Grill, Inc.*	17,445	24,786,205
Darden Restaurants, Inc.	30,000	4,260,000
Domino’s Pizza, Inc.(a)	19,849	7,300,264
DraftKings, Inc. (Class A Stock)*(a)	38,535	2,363,351
Marriott Vacations Worldwide Corp.*	26,260	4,573,967
Penn National Gaming, Inc.*(a)	69,281	7,263,420
Vail Resorts, Inc.*	10,122	2,952,182
		59,000,519
Household Durables — 0.2%
Meritage Homes Corp.*	29,060	2,671,195
Industrial Conglomerates — 0.1%
Roper Technologies, Inc.	3,665	1,478,241
Insurance — 1.0%
Arthur J. Gallagher & Co.	115,318	14,388,227
Interactive Media & Services — 4.8%
Bumble, Inc. (Class A Stock)*(a)	71,322	4,449,066
Eventbrite, Inc. (Class A Stock)*(a)	171,266	3,795,255
IAC/InterActiveCorp*	112,246	24,279,932
Match Group, Inc.*	200,668	27,567,770
Twitter, Inc.*	179,040	11,392,315
		71,484,338
Internet & Direct Marketing Retail — 0.9%
Chewy, Inc. (Class A Stock)*(a)	159,727	13,530,474
IT Services — 6.6%
Affirm Holdings, Inc.*(a)	21,548	1,523,875
Black Knight, Inc.*	180,624	13,364,370
Gartner, Inc.*	18,270	3,335,188
Global Payments, Inc.	33,169	6,686,207
GoDaddy, Inc. (Class A Stock)*	97,500	7,567,950
Okta, Inc.*	34,604	7,627,760
Square, Inc. (Class A Stock)*	59,687	13,551,933
Twilio, Inc. (Class A Stock)*	54,850	18,690,686
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	93,582	$26,129,966
		98,477,935
Leisure Products — 0.5%
Peloton Interactive, Inc. (Class A Stock)*	62,000	6,971,280
Life Sciences Tools & Services — 6.8%
10X Genomics, Inc. (Class A Stock)*	23,890	4,324,090
Adaptive Biotechnologies Corp.*	94,059	3,786,815
Agilent Technologies, Inc.	72,793	9,254,902
Bio-Techne Corp.	37,514	14,327,722
Charles River Laboratories International, Inc.*	92,064	26,682,909
ICON PLC (Ireland)*(a)	61,747	12,125,258
Maravai LifeSciences Holdings, Inc. (Class A Stock)*(a)	150,754	5,372,873
Mettler-Toledo International, Inc.*	3,028	3,499,429
PerkinElmer, Inc.	160,382	20,575,407
PRA Health Sciences, Inc.*	13,756	2,109,208
		102,058,613
Machinery — 2.4%
IDEX Corp.	97,176	20,340,880
Middleby Corp. (The)*	42,490	7,042,717
Pentair PLC	127,080	7,919,626
		35,303,223
Media — 0.2%
Cable One, Inc.	1,978	3,616,496
Multiline Retail — 0.3%
Nordstrom, Inc.*(a)	105,050	3,978,244
Pharmaceuticals — 1.1%
Horizon Therapeutics PLC*	79,590	7,325,463
Royalty Pharma PLC (Class A Stock)(a)	208,690	9,103,058
		16,428,521
Professional Services — 6.1%
Clarivate PLC (United Kingdom)*	546,146	14,412,793
CoStar Group, Inc.*	23,165	19,039,082
Dun & Bradstreet Holdings, Inc.*(a)	243,770	5,804,164
Equifax, Inc.	47,153	8,540,823
IHS Markit Ltd.	21,695	2,099,642
TransUnion	133,447	12,010,230
Verisk Analytics, Inc.	107,131	18,928,976
Wolters Kluwer NV (Netherlands)	125,524	10,933,735
		91,769,445
Road & Rail — 0.5%
Kansas City Southern	30,332	8,005,221
Semiconductors & Semiconductor Equipment — 6.6%
ASM International NV (Netherlands)	19,337	5,653,288
Entegris, Inc.	216,096	24,159,533
KLA Corp.	29,740	9,826,096
Lattice Semiconductor Corp.*	117,360	5,283,547
Marvell Technology Group Ltd.(a)	112,850	5,527,393

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Microchip Technology, Inc.	63,730	$9,892,171
MKS Instruments, Inc.	45,839	8,499,467
Monolithic Power Systems, Inc.	76,138	26,892,703
Silicon Laboratories, Inc.*	23,743	3,349,425
		99,083,623
Software — 15.8%
Autodesk, Inc.*	44,256	12,265,550
Bill.com Holdings, Inc.*	29,630	4,311,165
Cadence Design Systems, Inc.*	183,502	25,137,939
Constellation Software, Inc. (Canada)	6,675	9,321,948
Coupa Software, Inc.*	49,708	12,649,692
Crowdstrike Holdings, Inc. (Class A Stock)*	30,150	5,502,677
DocuSign, Inc.*	47,346	9,585,198
Dropbox, Inc. (Class A Stock)*	195,270	5,205,898
Everbridge, Inc.*(a)	48,108	5,829,727
Fair Isaac Corp.*	10,830	5,263,922
Lightspeed POS, Inc. (Canada)*	85,390	5,363,346
Nice Ltd. (Israel), ADR*(a)	52,100	11,356,237
Palo Alto Networks, Inc.*	33,890	10,914,613
Paycom Software, Inc.*	16,768	6,205,166
Paylocity Holding Corp.*	45,957	8,264,447
Proofpoint, Inc.*	34,090	4,288,181
Qualtrics International, Inc. (Class A Stock)*	44,975	1,480,127
RingCentral, Inc. (Class A Stock)*	105,504	31,427,532
ServiceNow, Inc.*	23,835	11,920,122
SS&C Technologies Holdings, Inc.	63,430	4,431,854
Synopsys, Inc.*	98,940	24,515,353
Topicus.com, Inc. (Netherlands)*	12,660	831,508
Tyler Technologies, Inc.*	27,120	11,513,254
Unity Software, Inc.*(a)	9,102	913,022
Zendesk, Inc.*	64,210	8,515,530
		237,014,008
Specialty Retail — 3.3%
Burlington Stores, Inc.*	69,108	20,649,470
CarMax, Inc.*	29,440	3,905,510
Five Below, Inc.*(a)	28,710	5,477,581
O’Reilly Automotive, Inc.*	11,787	5,978,956
Petco Health & Wellness Co., Inc.*(a)	39,854	883,165
Tractor Supply Co.(a)	24,861	4,402,386
Ulta Beauty, Inc.*	24,810	7,670,508
		48,967,576
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*	62,532	19,179,190

Total Common Stocks (cost $1,087,776,990)		1,495,260,574

	Units	Value
Warrants* — 0.0%
Commercial Services & Supplies
Paysafe Ltd. (Bermuda), expiring 12/31/28	45,984	$199,111
(cost $155,866)

Total Long-Term Investments (cost $1,087,932,856)		1,495,459,685

	Shares
Short-Term Investments — 8.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	6,406,110	6,406,110
PGIM Institutional Money Market Fund (cost $119,075,004; includes $119,063,509 of cash collateral for securities on loan)(b)(wa)	119,134,571	119,075,004

Total Short-Term Investments (cost $125,481,114)		125,481,114

TOTAL INVESTMENTS—108.0% (cost $1,213,413,970)		1,620,940,799

Liabilities in excess of other assets — (8.0)%		(119,725,236)

Net Assets — 100.0%		$1,501,215,563

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,731,288; cash collateral of $119,063,509 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3